ADVISORSHARES RESTAURANT ETF

Schedule of Investments

March 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.8%

Food – 4.5%
US Foods Holding Corp.(a)	2,580	$139,243

Food Service – 3.5%
Aramark	3,270	106,340

Retail – 91.8%
Arcos Dorados Holdings, Inc., Class A (Brazil)	13,383	148,819
BJ’s Restaurants, Inc.(a)	2,407	87,085
Bloomin’ Brands, Inc.	3,204	91,891
Brinker International, Inc.(a)	3,131	155,548
Casey’s General Stores, Inc.	490	156,040
Cava Group, Inc.(a)	2,350	164,618
Chipotle Mexican Grill, Inc.(a)	53	154,059
Chuy’s Holdings, Inc.(a)	2,505	84,494
Darden Restaurants, Inc.	699	116,838
Dave & Buster’s Entertainment, Inc.(a)	1,442	90,269
Dine Brands Global, Inc.	1,909	88,730
Domino’s Pizza, Inc.	319	158,505
Dutch Bros, Inc., Class A(a)	4,210	138,930
El Pollo Loco Holdings, Inc.(a)	9,508	92,608
Jack in the Box, Inc.	1,129	77,314
McDonald’s Corp.	396	111,652
Potbelly Corp.(a)	8,100	98,091
Red Robin Gourmet Burgers, Inc.(a)	8,412	64,436
Restaurant Brands International, Inc. (Canada)	1,700	135,065
Shake Shack, Inc., Class A(a)	1,258	130,870
Starbucks Corp.	901	82,342
Texas Roadhouse, Inc.	641	99,015
Wingstop, Inc.	469	171,842
Yum! Brands, Inc.	986	136,709
Total Retail		2,835,770

Total Common Stocks (Cost $2,459,584)		3,081,353

MONEY MARKET FUND – 1.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.21%(b) (Cost $50,352)	50,352	50,352

Total Investments – 101.4% (Cost $2,509,936)		3,131,705
Liabilities in Excess of Other Assets – (1.4%)		(42,919)
Net Assets – 100.0%		$3,088,786

(a)	Non-income producing security.
(b)	Rate shown reflects the 7-day yield as of March 31, 2024.

ADVISORSHARES RESTAURANT ETF

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,081,353	$-	$-	$3,081,353
Money Market Fund	50,352	-	-	50,352
Total	$3,131,705	$-	$-	$3,131,705

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Food	4.5%
Food Service	3.5
Retail	91.8
Money Market Fund	1.6
Total Investments	101.4
Liabilities in Excess of Other Assets	(1.4)
Net Assets	100.0%